Finance income (expense)	12 Months Ended
Dec. 31, 2021
Finance income (expense)
Finance income (expense)

31 Finance income (expense)

(€ million)	2021	2020	2019
Finance income (expense)
Finance income	3,723	3,531	3,087
Finance expense	(4,216)	(4,958)	(4,079)
Net finance income (expense) from financial assets held for trading	11	31	127
Income (expense) from derivative financial instruments	(306)	351	(14)
	(788)	(1,045)	(879)

The analysis of finance income (expense) was as follows:

(€ million)	2021	2020	2019
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	(475)	(517)	(618)
Net finance income (expense) on financial assets held for trading	11	31	127
Interest and other expense due to banks and other financial institutions	(94)	(102)	(122)
Interest on lease liabilities	(304)	(347)	(378)
Interest from banks	4	10	21
Interest and other income on financial receivables and securities held for non-operating purposes	9	12	8
	(849)	(913)	(962)
Exchange differences	476	(460)	250
Income (expense) from derivative financial instruments	(306)	351	(14)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	67	97	112
Capitalized finance expense	68	73	93
Finance expense due to the passage of time (accretion discount)(a)	(144)	(190)	(255)
Other finance income (expense)	(100)	(3)	(103)
	(109)	(23)	(153)
	(788)	(1,045)	(879)

(a)The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.

Information about leases is disclosed in note 13— Right-of-use assets and lease liabilities.

The analysis of derivative financial income (expense) is disclosed in note 24 – Derivative financial instruments and hedge accounting.

Finance income (expense) with related parties are disclosed in note 36 — Transactions with related parties.